Capital Stock	12 Months Ended
Jun. 30, 2012
Capital Stock [Abstract]
Capital Stock
6.	Capital Stock:

a)  Share issuances:

Authorized capital stock consists of 200,000,000 common shares with par value of $0.001 per share.  At June 30, 2012 there were 147,412,603 shares issued and outstanding and 136,249,512 shares issued and outstanding at June 30, 2011.

During year ended June 30, 2012, the Company issued a total of 11,163,091 common shares which are summarized as follows:

	Common Shares
	2012	2011	2010
Financing	10,417,776	19,395	18,400,000
For acquisition of companies	-	22,007,453	-
Acquisition of mineral properties	400,000	-	300,000
For exercise of warrants and options	345,315	4,153,085	8,351,360
	11,163,091	26,179,933	27,051,360

For the year ended June 30, 2012, the Company closed a private placement offering pursuant to which the Company sold 10,417,776 shares of its common stock for gross proceeds of $21,356,442, at an offering price of $2.05 per share.  In the same period, the Company also recorded share issuance costs of $1,010,270 for net proceeds of $20,346,173.

For the year ended June 30, 2012, the Company entered into an agreement to purchase mining claims in northwestern Nevada in exchange for 400,000 shares of its common stock.  The seller of the mineral claims retains a net smelter royalty of 1.5% on the portion of claims not subject to other royalties and a net smelter royalty of 0.5% on the portion already subject to a 2.0% royalty held by a third party.

For the year ended June 30, 2012, the Company issued 345,315 shares for the exercise of options and received cash in the amount of $287,425.  The exercise price of these options ranged from $0.65 to $1.55.

b) Warrants:

The following share purchase warrants were outstanding at June 30, 2012:

	Exercise price in CAD	Exercise price in USD at June 30, 2012	Number of warrants	Remaining contractual life (years)
Warrants *	$1.05	$1.03	7,700,000	0.72
Outstanding and exercisable at June 30, 2012			7,700,000
* Strike price of warrant contract in Canadian dollars.  At June 30, 2012 $1.00 USD = $0.98 CAD.

	June 30, 2012	June 30, 2011
Risk free interest rate	0.19%	0.19%
Expected life of warrants	.72 year	1 year
Expected stock price volatility	66%	72%
Expected dividend yield	0%	0%

c) Stock options:

On August 23, 2007, the board and stockholders approved the 2007/2008 Stock Incentive & Compensation Plan thereby reserving an additional 4,000,000 common shares for issuance to employees, directors and consultants.

On February 24, 2009, the stockholders approved the 2008/2009 Stock Incentive & Equity Compensation Plan thereby reserving an additional 3,000,000 common shares for future issuance.  The stockholders also approved the re-pricing of the exercise price of all outstanding stock options to $0.65 per share.

On December 2, 2011, the stockholders approved the 2011/2012 Stock Incentive & Equity Compensation Plan thereby reserving an additional 4,000,000 common shares for future issuance to employees, directors and consultants.

Stock Based Compensation

The Company uses the Black-Scholes option valuation model to value stock options granted. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The model requires management to make estimates which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. For purposes of the calculation, the following assumptions were used:

	June 30, 2012	June 30, 2011
WA Risk free interest rate	0.22%	0.43%
WA Expected dividend yield	0%	0%
WA Expected stock price volatility	77%	74%
WA Expected life of options	3.4 years	1.8 years

Changes in the Company's stock options for the year ended June 30, 2012 are summarized below:

Options	Number	Weighted Avg. Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2010	2,785,000	$0.91	2.40	$1,261,750
Issued	1,999,375	2.09
Cancelled/Expired	(200,000)	1.75
Exercised	(2,423,255)	1.08		$3,311,224
Outstanding at June 30, 2011	2,161,120	$1.74	2.08	$3,280,911
Issued	1,693,500	2.50
Cancelled / Expired	(370,500)	2.64
Exercised	(355,000)	0.83		$418,663
Outstanding at June 30, 2012	3,129,120	$2.16	2.41	$1,166,543
Exercisable at June 30, 2012	2,424,121	$2.00	1.97	$1,166,543

At June 30, 2012, there were 3,129,120 options outstanding. Options outstanding above that have not been vested at period end are 704,999 which have a maximum service term of 1- 4 years. The vesting of these options is dependent on market conditions which have yet to be met.   As of June 30, 2012, there was $479,600 of unrecognized compensation cost related to non-vested stock options to be recognized over a weighted average period of 1.4 years.

A summary of the non-vested options as of June 30, 2012 and 2011 and changes during the fiscal years ended June 30, 2012 and 2011 is as follows:

Non-vested Options	Number	Weighted Avg. Grant-Date Fair Value
Non-vested at June 30, 2010	831,252	$0.79
Issued	1,999,375	0.85
Vested	(2,550,628)	0.71
Forfeited	(50,000)	1.15
Non-vested at June 30, 2011	229,999	$2.12
Issued	1,693,500	$1.23
Vested	(1,168,500)	1.03
Forfeited	(50,000)	1.29
Non-vested at June 30, 2012	704,999	$1.84

For the year ended June 30, 2012 the Company recognized stock based compensation expense in the amount of $1,918,724 (2011 - $1,200,875, 2010 - $309,840).